INTANGIBLE ASSET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 493,389	$ 481,029	$ 469,949